Shareholders equity - Treasury shares (Details) - BRL (R$)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Balance, Beginning of the period	28,208,827	24,875,787	24,875,787
Exercised	(356,734)		(372,160)
Repurchase	3,128,800		3,705,200
Treasury Stock, Number of Shares	30,980,893		28,208,827
Weighted Average Price Per Share, Treasury Shares	R$ 53.57	R$ 53.84	R$ 53.84
Exercised	53.57		53.66
Repurchase	42.68		51.80
Weighted Average Price Per Share, Treasury Shares	R$ 52.47		R$ 53.57
Treasury shares	R$ 1,511,146,000	R$ 1,339,197,000	R$ 1,339,197,000
Exercised	(19,110,000)		(19,969,000)
Repurchase	133,541,000	191,918,000	191,918,000
Treasury shares	1,625,577,000		1,511,146,000
Market Value Of Treasury Shares	1,451,344,000	R$ 1,536,826,000	1,536,826,000
Exercised	(18,383,000)		(20,251,000)
Repurchase	133,541,000		191,918,000
Market Value Of Treasury Shares	R$ 1,231,490,000		R$ 1,451,344,000